TCG Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

	Acquisition Date	Index and Spread	Interest Rate	Maturity Date	Principal Amount ($) or Number of Shares	Cost	Value
PRIVATE CREDIT – 54.7%
BANK LOANS – 54.7%
Anchor QEA, Inc.[1,2]
Delayed Draw[3]	3/25/2026	n/a	1.000%	3/25/2032	1,578,947	$(7,216)	$(7,196)
Revolver[3,4]	3/25/2026	n/a	0.500%	3/25/2032	526,316	(5,039)	(5,031)
Term Loan[4]	3/25/2026	3-Month SOFR + 5.25%	8.990%	3/25/2032	2,887,500	2,859,573	2,859,903
						2,847,318	2,847,676

Bendon Holdco Note[1,2]
Term Loan	4/21/2026	n/a	15.000% PIK	10/20/2031	2,500,000	2,444,999	2,445,711

Bendon Senior Term Loan (OpCo)[1,2]
Term Loan[4]	4/21/2026	3-Month SOFR + 5.75%	9.422%	4/21/2031	2,500,000	2,451,495	2,451,917

TOTAL BANK LOANS						7,743,812	7,745,304

SHORT-TERM INVESTMENTS – 87.5%
Morgan Stanley Institutional Liquidity Funds Government Portfolio			3.25%[5]		12,375,416	12,375,416	12,375,416
TOTAL SHORT-TERM INVESTMENTS						12,375,416	12,375,416

TOTAL INVESTMENTS – 142.2%						20,119,228	20,120,720

Other Assets and Liabilities, Net – (42.2%)							(5,975,337)
TOTAL NET ASSETS – 100.0%							$14,145,383

SOFR — Secured Overnight Financing Rate

[1]	The value of these securities was determined using significant unobservable inputs.
[2]	Restricted investment as to resale. Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Fund’s Board of Trustees.
[3]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.
[4]	Variable rate security. Rate shown is the rate in effect as of period end.
[5]	The rate is the annualized seven-day yield at period end.

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